KPMG	Telephone	+353 1 410 1000
1 Harbourmaster Place IFSC Dublin 1 Ireland	Fax	+353 1 412 1122
	Internet	www.kpmg.ie

Private & confidential
Merlin Aviation Holdings DAC
56 Fitzwilliam Square
Dublin 2
Ireland
(as “Issuer”)

Credit Suisse Securities (USA) LLC
11 Madison Avenue
24th Floor
New York, NY 10010-3629
United States of America
(as “Lead Manager”)

and the other Managers (as defined
in section 1 of the arrangement letter
dated November 21, 2016)

December 9, 2016

Ladies and Gentlemen

Agreed-upon procedures letter for Project Merlin Securitisation project (the “AUP Letter”) in connection with proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

1.	In accordance with the terms of our arrangement letter dated November 21, 2016, we have read the items identified by you in respect of certain specified lease information in the form set out in Attachment A (the “Data sheet”) in respect of 18 commercial jet aircraft (the “Aircraft”) to be acquired by the Issuer from Aviation Capital Group (“ACG”, or “the Seller”). In accordance with International Standard on Related Services 4400, Engagements to Perform Agreed-Upon Procedures Regarding Financial Information, we applied certain procedures, as indicated by the symbols and explained in paragraph 12 below, to the specified lease information contained on the Data sheet in respect of the Aircraft. A copy of the Data sheet is attached hereto and initialed by us for the purpose of identification.

2	The Data sheet has been prepared on behalf of the Issuer and the information included therein has been extracted from certain of the information systems and other sources maintained by the Seller. The Data sheet is the responsibility of the Issuer.

Shaun Murphy • Marie Armstrong • Danna Barrett • Alan Boyne • Brian Brennan • Gareth Bryan • Sharon Burke • Niall Campbell • Patricia Carroll • Brian Clavin • Jim Clery • Colm Clifford • Kevin Cohen • Mark Collins • Ivor Conlon • Michele Connolly • Adrian Crawford • Hubert Crehan • Killian Croke • Brian Daly • Jon D'Arcy • Michael Daughton • Eamon Dillon • Paul Dobey • Eamonn Donaghy • Robert Dowley • Michael Farrell • Patrick Farrell • Jorge Fernandez Revilla • Caroline Flynn • Andrew Gallagher • Laura Gallagher • Frank Gannon • Orla Gavin • Michael Gibbons • Ruaidhri Gibbons • Roger Gillespie • Colm Gorman • Seamus Hand • Johnny Hanna • John Hansen • Ken Hardy • Michael Hayes • Selwyn Hearns • Paul Hollway • Declan Keane • Gillian Kelly • David Kennedy • Jonathan Lew • Liam Lynch • Olivia Lynch • Tim Lynch • Ryan McCarthy • Pat McDaid • Tom McEvoy • Emer McGrath • Niamh Marshall • David Meagher • Brian Moirissey • Cliona Mullen • Ian Nelson • Arthur O'Brien • Colin O'Brien • Conor O'Brien • Paul O'Brien • Barrie O'Connell • Conall O'Halloran • Sean O'Keefe • David O'Kelly • Eoin O'Lideadha • Garrett O'Neill • Terence O'Neill • Colm O'Sé • Conor O'Sullivan • Eoghan Quigley • Vincent Reilly • Eamonn Richardson • Colm Rogers • Eamonn Russell • Anna Scally • Paul Toner • Eric Wallace • Kieran Wallace • David Wilkinson • Tom Woods

Offices: Dublin, Belfast, Cork and Galway
KPMG, an Irish partnership and a member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG lnternational”), a Swiss entity	KPMG is authorised by Chartered Accountants Ireland to carry on lnvestment Business.

3	For the purposes of this letter “Lease Agreement” shall mean copies of each of the signed lease agreements between any member of the ACG group and/or any of its subsidiaries, and the respective lessees as amended or supplemented where appropriate and the related extension agreements, termination agreements, option agreements, novation agreements, sublease agreements, debt deferral or restructuring agreements, manufacturer bill of sale and other relevant lease related agreements where appropriate as provided to us by the Issuer in respect of the Aircraft.

4	We understand that the Data sheet for the Aircraft has been prepared for the particular purpose of summarising certain of the principal economic terms of the Lease Agreements for the Aircraft, which is being used to present certain information to be included in the Offering Memorandum relating to the issuance and offering by the Issuer. However, we make no comment on the completeness or the adequacy for your purposes of the information contained in the Data sheet for the purposes of preparing such information.

5	This AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this AUP Letter, you agree (save as otherwise expressly agreed in the arrangement letter) that we have no responsibility to and we will not perform any work subsequent to the date of this AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this AUP Letter.

6	We were not engaged to, and did not perform an audit, the objective of which would be the expression of an opinion on the specified elements, accounts or items. Accordingly, we do not express such an opinion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

7	This letter is not issued in accordance with the provisions of the American Institute of Certified Public Accountants. Subject always to the previous sentence, it may be disclosed to and/or produced as provided for in the arrangement letter.

8	Rule 17g-10(d)(1) promulgated by the United States Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), defines certain services which are considered to be due diligence (“Due Diligence”). Rule 15Ga-2 of the Exchange Act requires the issuer or underwriter of any asset-backed security (as defined in the Exchange Act) to make publicly available the findings and conclusions of any third-party due diligence report obtained by the issuer or underwriter by furnishing such information in Form ABS-15G, “Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934”, which is required to be furnished by the issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

This letter is also attached to a Form ABS Due Diligence-15E, to be posted to the 17g-5 website for the related ABS transaction.

Any other party (including rating agencies and investors) that obtains access to this AUP Letter or Form ABS Due Diligence-15E is not authorised by KPMG to use or rely upon this AUP Letter.  This AUP Letter shall not be copied, referred to or disclosed, in whole or in part, without our prior written consent, save in accordance with the terms of our arrangement letter.  To the fullest extent permitted by law, KPMG neither owes nor accepts any duty to any other party and shall not be liable for any loss, damage or expense of whatsoever nature which is caused by their reliance on our AUP Letter.

9	The Lease Agreements in respect of the Aircraft were provided to us by the Issuer in the period from 24 June 2016 to November 30, 2016.

The Issuer has informed us that the Data sheet in respect of the Aircraft reflects the amendments and other modifications to the Lease Agreements in the period from 24 June 2016 to November 30, 2016 but do not reflect amendments or other modifications to the Lease Agreements in the period from November 30, 2016 to December 9, 2016.  We have carried out no procedures in respect of amendments or other modifications to the Lease Agreements in the period since November 30, 2016.

We performed the procedures enumerated at 12 below in respect of the Lease Agreements provided to us by the Issuer.

10	Our procedures were based solely on copies of the Lease Agreements and other related information provided to us by the Issuer in respect of the Aircraft and we make no comment on the completeness or accuracy of the Lease Agreements and such related information.

11	It should be understood that we make no representations as to questions of legal interpretation, the accuracy of the Lease Agreements or regarding the sufficiency for your purposes of the procedures enumerated at 12 below. Furthermore we make no representations as to the compliance of the lessees or any member of the ACG group with any or all of the terms of the Lease Agreements. Our procedures were restricted to those set out at 12 below.

Procedures Performed and Findings

12	Other than the procedures enumerated below we have not performed any other procedures on the information set out below and we have not performed any procedures on any other information included in the Data sheet.

Item	Description

(i)	MSN

a	We compared the ‘MSN’ (manufacturer’s serial number) shown on the Data sheet to the manufacturer’s serial number shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

Item	Description

(ii)	Variant

b	We compared the aircraft ‘Variant’ shown on the Data sheet to the generic aircraft variant (model/series) shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(iii)	DOM

c	We compared the ‘DOM’ (date of manufacture) shown on the Data sheet to the date of manufacture shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(iv)	Engine Type

d	We compared the ‘Engine Type’ shown on the Data sheet to the generic engine type (model/series) shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

da	We compared the ‘Engine Type’ shown on the Data sheet to the generic engine type (model/series) shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number. We noted that the Data sheet reflects the generic engine type delivered by the manufacturer whilst noting the Data sheet also identifies the generic engine type (“derated to CFM56-7B26”) shown as delivered to the lessee on the lease start date, which is also the engine rating in which engines are to be redelivered by the lessee on the lease expiry date. We make no further comment on this item.

(v)	Current Lessee Long Name

e	We compared the ‘Current Lessee Long Name’ shown on the Data sheet to the lessee shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(vi)	Country

f	We compared the ‘Country’ shown on the Data sheet to the country of incorporation of the lessee shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

Item	Description

(vii)	Lease Start Date

g	We compared the ‘Lease Start Date’ shown on the Data sheet to the lease start date shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(viii)	Lease Expiry Date

h	We compared the ‘Lease Expiry’ date shown on the Data sheet to the lease expiry date shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

ha	We noted that the ‘Lease Expiry’ date shown on the Data sheet was derived from the lease start date and the number of months or years to expiry shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(ix)	Sublease?

i	Where the Data sheet indicated “Y”, we noted that the information shown on the Data sheet, in respect of existence of a sublease, was correctly derived from the Lease Agreement for the aircraft with the same manufacturer’s serial number.

(x)	Rent

j	We compared the monthly ‘Rent’ shown on the Data sheet to a corresponding US dollar amount shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

ja	We compared the quarterly ‘Rent’ shown on the Data sheet to a corresponding US dollar amount shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xi)	Rental Type

k	We compared the ‘Rental Type’ shown on the Data sheet to the rental type shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

Item	Description

(xii)	Payment Frequency

l	We compared the ‘Payment Frequency’ shown on the Data sheet in respect of the billing frequency per annum to the rental payment information shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xiii)	Accrual Basis

m	We compared the ‘Accrual Basis’ shown on the Data sheet to the payment basis shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xiv)	Contractual Rent Payment Due (Day of Month)

n	We compared the ‘Contractual Rent Payment Due (Day of Month)’ shown on the Data sheet to the day of payment information shown, or derived from the lease start date, in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xv)	Security Deposit

o	We compared the US Dollar amount shown in respect of cash security deposits, received from the lessee, on the Data sheet, with a corresponding amount shown for the aircraft with the same manufacturer’s serial number on a confirmation schedule provided to us with an effective date of November 30, 2016, and found it to be in agreement.

(xvi)	Security Deposit L/C

p	We compared the US Dollar amount shown in respect of letters of credit, received from an issuer bank in respect of the lessee, on the Data sheet, with a corresponding amount shown for the aircraft with the same manufacturer’s serial number on a confirmation schedule provided to us with an effective date of November 30, 2016, and found it to be in agreement.

(xvii)	Lessor Mtx Contribution Required?

q	Where the Data sheet indicated “Y” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the lessor is required to make a contribution to relevant maintenance events, in cash, that occur during the term of the lease.

Item	Description

(xviii)	Maintenance Reserves

r	Where the Data sheet indicated “Cash Reserves” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the lessee is required to make maintenance reserve payments in cash during the term of the lease.

ra	Where the Data sheet indicated “End of Lease Adjustment” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the lessee is required to make end of lease compensation payments on redelivery, based on the maintenance condition of the aircraft.

rb	Where the Data sheet indicated “Cash Reserves and End of Lease Adjustment” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the lessee is required to make maintenance reserve payments in cash during the term of the lease and is required to make end of lease compensation payments on redelivery, based on the maintenance condition of the aircraft.

rc	Where the Data sheet indicated “Cash Reserves up to a cap of $1,800,000 and End of Lease Adjustment” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the lessee is required to make maintenance reserve payments in cash during the term of the lease up to a defined capped US dollar amount and is required to make end of lease compensation payments on redelivery, based on the maintenance condition of the aircraft.

(xix)	Third Party Guarantee?

s	Where the Data sheet indicated the existence of a named third party providing credit support for the lessee’s payments and other obligations we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number provided for the third party to provide credit support for the lessee’s payments and other obligations.

(xx)	Extension Option?

t	Where the Data sheet indicated ‘Yes’ we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the existence of a lessee option to extend the lease term for the aircraft.

Item	Description

(xxi)	Extension Period (mths)

u	Where the Data sheet indicated the existence of a lessee extension option we compared the number of months by which the lease term can be extended by the lessee, shown on the Data sheet, to the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xxii)	Extension Option Rent

v	Where the Data sheet indicated the existence of a lessee extension option, we compared the ‘Extension Option Rent’ shown on the Data sheet to the extension option rent basis during the extension period disclosure shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xxiii)	Purchase Option?

w	Where the Data sheet indicated ‘Yes’ we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the existence of a lessee purchase option to purchase the aircraft at the lease expiry date.

(xxiv)	Purchase Option Notes

x	Where the Data sheet indicated the existence of a lessee purchase option we compared the US Dollar purchase option amount shown on the Data sheet to the US Dollar purchase option amount, to be paid by the lessee on lease expiry where the purchase option is exercised, shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xxv)	AD Cost Sharing?

y	Where the Data sheet indicated “Yes”, we noted that the information shown on the Data sheet, in respect of the existence of a lessor obligation to share costs of performing an inspection to comply with mandatory inspection and modification requirements and Airworthiness Directives, was correctly derived from the Lease Agreement for the aircraft with the same manufacturer’s serial number. We make no comment on the completeness, adequacy or extent of the determination of what constitutes AD Cost Sharing obligations.

Item	Description

(xxvi)	Manufacturer

z	We compared the ‘Manufacturer’ shown on the Data sheet to the aircraft manufacturer shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

We have complied with the Code of Ethics for Professional Accountants by the International Ethics Standards Board for Accountants (the “IESBA Code”).

Yours faithfully

/s/ KPMG

KPMG

Attachment A

The Data sheet

Assumed Cut Off:                  30/11/2016

MSN	KPMG AUP Ref	Variant	KPMG AUP Ref	DOM	KPMG AUP Ref	Engine Type	KPMG AUP Ref	Current Lessee Long Name	KPMG AUP Ref	Country	KPMG AUP Ref	Lease Start Date	KPMG AUP Ref
1306	a	A320-200	b	23-Oct-2000	c	CFM56-5B4/P	d	Fast Colombia S.A.S.	e	Colombia	f
1368	a	A320-200	b	20-Feb-2001	c	V2527-A5	d	Empresa Pública Tame Línea Aérea del Ecuador "TAME EP"	e	Ecuador	f
2011	a	A320-200	b	27-May-2003	c	CFM56-5B4/P	d	SATA Internacional – Azores Airlines, S.A.	e	Portugal	f
2676	a	A320-200	b	10-Feb-2006	c	V2527-A5	d	Nesma Airlines S.A.E.	e	Egypt	f
2734	a	A320-200	b	6-Apr-2006	c	V2527-A5	d	TAM Linhas Aéreas S.A.	e	Brazil	f
2987	a	A320-200	b	15-Dec-2006	c	V2527-A5	d	Small Planet Airlines UAB	e	Lithuania	f
3149	a	A320-200	b	7-Jun-2007	c	CFM56-5B4/P	d	ABC Aerolíneas, S.A. de C.V.	e	Mexico	f
28068	a	B737-800	b	7-May-1998	c	CFM56-7B27	d	Eastar Jet Co., Ltd.	e	Republic of Korea	f
28069	a	B737-800	b	10-May-1998	c	CFM56-7B27 (derated to CFM56-7B26)	da	T’Way Air Co., Ltd.	e	Republic of Korea	f
28211	a	B737-700	b	13-Apr-1998	c	CFM56-7B24	d	Scandinavian Airlines System, Denmark-Norway- Sweden	e	Sweden	f
28218	a	B737-800	b	11-Dec-1998	c	CFM56-7B26	d	Turistik Hava Taşimacilik A.Ş. (Corendon Airlines)	e	Turkey	f
28221	a	B737-800	b	19-Mar-1999	c	CFM56-7B26	d	Open Joint Stock Company Taimyr Airlines	e	Russia	f
28229	a	B737-800	b	9-Feb-2000	c	CFM56-7B27	d	Jet2.com Limited	e	England	f
29050	a	B737-800	b	16-Dec-1999	c	CFM56-7B24	d	PT Sriwijaya Air	e	Indonesia	f
30276	a	B737-800	b	20-Aug-2001	c	CFM56-7B26	d	Jet2.com Limited	e	England	f
30290	a	B737-800	b	17-Nov-2003	c	CFM56-7B24	d	Loftleidir Icelandic ehf	e	Iceland	f
30745	a	B737-700	b	28-Jun-2002	c	CFM56-7B22	d	Southwest Airlines Co.	e	United States	f
1376	a	A320-200	b	20-Feb-2001	c	V2527-A5	d	LATAM Airlines Group S.A.	e	Chile	f

Lease Expiry Date	KPMG AUP Ref	Sublease?	KPMG AUP Ref	Rent	KPMG AUP Ref	Rental Type	KPMG AUP Ref	Payment Frequency	KPMG AUP Ref	Accrual Basis	KPMG AUP Ref
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l
								Monthly	l

Contractual Rent Payment Due (Day of Month)	KPMG AUP Ref	Security Deposit	KPMG AUP Ref	Security Deposit L/C	KPMG AUP Ref	Lessor Mtx Contribution Required?	KPMG AUP Ref	Maintenance Reserves	KPMG AUP Ref	Third Party Guarantee?	KPMG AUP Ref

Extension Option?	KPMG AUP Ref	Extension Period (mths)	KPMG AUP Ref	Extension Option Rent	KPMG AUP Ref	Purchase Option?	KPMG AUP Ref	Purchase Option Notes	KPMG AUP Ref	AD Cost Sharing?	KPMG AUP Ref	Manufacturer	KPMG AUP Ref
												Airbus	z
												Airbus	z
												Airbus	z
												Airbus	z
												Airbus	z
												Airbus	z
												Airbus	z
												Boeing	z
												Boeing	z
												Boeing	z
												Boeing	z
												Boeing	z
												Boeing	z
												Boeing	z
												Boeing	z
												Boeing	z
												Boeing	z
												Airbus	z